NON-PUBLIC

CONFIDENTIAL

MAY 1 1 2001

13F-COMP 2/14/02

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

Form 13F COVER PAGE

01074854

Report for the Calendar Year of Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

THIS FORM 13F IS SUBJECT TO A REQUEST FOR CONFIDENTIAL TREATMENT

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Milton Arbitrage Partners, LLC
Address: 56 Mason Street
Greenwich, Connecticut 06830

Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PROCESSED
MAY 2 1 2002
THOMSON
FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: James E. Buck, II
Title: Managing Member
Phone: (203) 661-7022

Signature, Place, and Date of Signing:

[Signature]	Greenwich, Connecticut [City, State]	May 7, 2001 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

N

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	38
Form 13F Information Table Value Total:	$ 401,564 (thousands)

List of Other Included Managers:

None

Form 13F INFORMATION TABLE Milton (3/31/01) - Confidential

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Agribrands Intl Inc	Common Stock	00849R105	7,379	136,700	SH		SOLE		136,700	0	0
Bangor Hydro Elec Co	Common Stock	060077104	296	11,300	SH		SOLE		11,300	0	0
BB & T Corp	Common Stock	054937107	898	25,545	SH		SOLE		25,545	0	0
BHC Communications Inc. Cl A	Common Stock	055448104	10,285	85,000	SH		SOLE		85,000	0	0
Biochem Pharma Inc.	Common Stock	09058T108	4,888	160,597	SH		SOLE		160,597	0	0
Centura Bks Inc	Common Stock	15640T100	7,546	152,600	SH		SOLE		152,600	0	0
Century South Bks Inc.	Common Stock	156683104	7,022	217,300	SH		SOLE		217,300	0	0
Chris Craft Inds Inc.	Common Stock	170520100	8,918	141,000	SH		SOLE		141,000	0	0
Cohoes Bancorp Inc	Common Stock	192513109	743	38,200	SH		SOLE		38,200	0	0
Delhaize Amer Inc - Cl A	Common Stock	246688105	4,456	217,900	SH		SOLE		217,900	0	0
Delhaize Amer Inc - Cl B	Common Stock	246688204	1,322	65,500	SH		SOLE		65,500	0	0
Honeywell International Inc.	Common Stock	438516106	5,537	135,700	SH		SOLE		135,700	0	0
Interact Commerce Corp	Common Stock	45839Y107	2,174	185,000	SH		SOLE		185,000	0	0
MS Carriers Inc.	Common Stock	553533100	830	27,100	SH		SOLE		27,100	0	0
MCN Energy Group Inc	Common Stock	55267J100	19,513	756,300	SH		SOLE		756,300	0	0
Mesaba Holdings Inc.	Common Stock	59066B102	1,146	103,000	SH		SOLE		103,000	0	0
PBOC Holdings Inc	Common Stock	69316G108	1,477	150,000	SH		SOLE		150,000	0	0
Ralston Purina Co	Common Stock	751277302	3,916	125,700	SH		SOLE		125,700	0	0
Raytheon Co Cl A	Common Stock	755111309	12,390	424,300	SH		SOLE		424,300	0	0
Shire Pharmaceutical Group PLC	ADR	82481R106	6,195	141,600	SH		SOLE		141,600	0	0
Sodexho Marriott Services Inc	Common Stock	833793102	7,376	253,900	SH		SOLE		253,900	0	0
Spieker Properties Inc	Common Stock	848497103	18,199	331,800	SH		SOLE		331,800	0	0
United Dominion Industries	Common Stock	909914103	725	34,500	SH		SOLE		34,500	0	0
UTI Energy Corp	Common Stock	903387108	393	13,000	SH		SOLE		13,000	0	0
Virginia Cap Bancshares Inc	Common Stock	927758102	864	47,500	SH		SOLE		47,500	0	0
Voicestream Wireless Corp	Common Stock	928615103	14,239	154,141	SH		SOLE		154,141	0	0
Waddell & Reed Fin Cl B	Common Stock	930059209	34,073	1,198,900	SH		SOLE		1,198,900	0	0
Willamette Ind Inc	Common Stock	969133107	9,747	211,900	SH		SOLE		211,900	0	0

CONFIDENTIAL TREATMENT FOR THE ABOVE SECURITIES IS REQUESTED UNTIL AUGUST 15, 2001

CONFIDENTIAL

Form 13F INFORMATION TABLE Milton (3/31/01) - Confidential

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Alliance Bancorp	Common Stock	01852J105	2,745	2,745	SH		SOLE		2,745	0	0
Alza Corp	Common Stock	022615108	20,048	495,000	SH		SOLE		20,048	0	0
Barrett Resources	Common Stock	068480201	6,606	110,000	SH		SOLE		6,606	0	0
Kent Electronics Corp	Common Stock	490553104	2,984	165,800	SH		SOLE		2,984	0	0
Richmond County Finl Corp	Common Stock	764556106	1,087	37,000	SH		SOLE		1,087	0	0
Texaco Inc	Common Stock	881694103	19,449	292,900	SH		SOLE		19,449	0	0
Tosco Corp	Common Stock	891490302	5,431	127,000	SH		SOLE		5,431	0	0
True North Communications Inc	Common Stock	897884106	7,229	191,500	SH		SOLE		7,229	0	0
CONFIDENTIAL TREATMENT FOR THE ABOVE SECURITIES IS REQUESTED UNTIL NOVEMBER 15, 2001											

CONFIDENTIAL

Form 13F INFORMATION TABLE Milton (3/31/01) - Confidential

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
American Gen Corp	Common Stock	026351106	141,153	370,000	SH		SOLE		370,000	0	0
CNA Surety Corp	Common Stock	12612L108	2,285	172,100	SH		SOLE		172,100	0	0

CONFIDENTIAL TREATMENT FOR THE ABOVE SECURITIES IS REQUESTED UNTIL FEBRUARY 15, 2002

CONFIDENTIAL